Summary of Significant Accounting Policies (Details) - Schedule of Subsidiaries	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Santander Corredora de Seguros Limitada [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Subsidiaries [Line Items]
Main Activity	Insurance brokerage
Place of Incorporation and operation	Santiago, Chile
Direct interest Owned	99.75%	99.75%	99.75%
Indirect interest Owned	0.01%	0.01%	0.01%
Total interest Owned	99.76%	99.76%	99.76%
Santander Corredores De Bolsa Limitada [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Subsidiaries [Line Items]
Main Activity	Financial instruments brokerage
Place of Incorporation and operation	Santiago, Chile
Direct interest Owned	50.59%	50.59%	50.59%
Indirect interest Owned	0.41%	0.41%	0.41%
Total interest Owned	51.00%	51.00%	51.00%
Santander Asesorias Financieras Limitada [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Subsidiaries [Line Items]
Main Activity	Securities brokerage
Place of Incorporation and operation	Santiago, Chile
Direct interest Owned	99.03%	99.03%	99.03%
Indirect interest Owned
Total interest Owned	99.03%	99.03%	99.03%
Santander S.A. Sociedad Securitizadora [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Subsidiaries [Line Items]
Main Activity	Purchase of credits and issuance of debt instruments
Place of Incorporation and operation	Santiago, Chile
Direct interest Owned	99.64%	99.64%	99.64%
Total interest Owned	99.64%	99.64%	99.64%
Klare Corredora de Seguros S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Subsidiaries [Line Items]
Main Activity	Insurance brokerage
Place of Incorporation and operation	Santiago, Chile
Direct interest Owned	50.10%	50.10%	50.10%
Indirect interest Owned
Total interest Owned	50.10%	50.10%	50.10%
Santander Consumer Chile S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Subsidiaries [Line Items]
Main Activity	Financing
Place of Incorporation and operation	Santiago, Chile
Direct interest Owned	51.00%	51.00%	51.00%
Indirect interest Owned
Total interest Owned	51.00%	51.00%	51.00%
Sociedad Operadora De Tarjetas De Pago Santander Getnet Chile S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Subsidiaries [Line Items]
Main Activity	Card operator
Place of Incorporation and operation	Santiago, Chile
Direct interest Owned	99.99%	99.99%	99.99%
Indirect interest Owned	0.01%	0.01%	0.01%
Total interest Owned	100.00%	100.00%	100.00%